Schedule of Shares Outstanding (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Ending balance
Series D Convertible Preferred Stock [Member]
Ending balance	$ 6,060,493
Issuance of Series D Convertible Preferred Stock	62,793		2,869,853
Inception deemed dividend	$ 37,207		3,130,147
Deemed dividend percentage	8.00%	(8.00%)
Deemed dividend (8%)	$ 277,719		60,493
Mandatory conversion of Series D Convertible Preferred Stock to Common Stock	(6,438,212)
Ending balance		$ 6,060,493	$ 6,060,493